Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) - Government Debentures [Member] - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale government debentures, Cost	$ 3,375	$ 3,304
Available-for-sale government debentures, Market Value	3,458	3,255
Matures in Less than Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale government debentures, Cost	486	116
Available-for-sale government debentures, Market Value	435	309
Matures in More than Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale government debentures, Cost	2,889	3,188
Available-for-sale government debentures, Market Value	$ 3,023	$ 2,946